Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized for Employee Services Received

During the years ended December 31, 2021 and 2020, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions)	Note	2021	2020	2019
Expense arising from equity-settled share-based payment arrangements		€61.0	€32.1	€30.2
Employee Stock Ownership Plan	17.5	20.2	17.1	27.0
Chief Executive Officer Grant	17.4	5.9	11.3	3.2
Management Board Grant(1)	17.3	2.4	2.7	—
BioNTech 2020 Employee Equity Plan for employees based outside North America	17.1	32.5	1.0	—
Expense arising from cash-settled share-based payment arrangements		32.7	0.7	—
Employee Stock Ownership Plan	17.5	6.3	—	—
Management Board Grant(1)	17.2, 17.3	3.6	0.7	—
BioNTech Restricted Stock Unit Plan for North America Employees	17.1	22.8	—	—
Total		€93.7	€32.8	€30.2
Cost of sales		7.0	1.1	0.9
Research and development expenses		60.5	24.9	23.2
Sales and marketing expenses		0.5	0.1	0.1
General and administrative expenses		25.7	6.7	6.0
Total		€93.7	€32.8	€30.2

(1)
In May 2021, phantom options were granted under the Management Board Grant for the 2021 year which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million between equity and non-current other liabilities, respectively. Expenses incurred before and after the modification date have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 21.2).

Employee Equity Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number and Share Price of Restricted Stock Units

Reconciliation of Outstanding Share-Options

	Restricted stock units	Weighted average fair value (€)
Granted under LTI 2020 and LTI-plus program	627,486	€89.41
Forfeited	(13,059)	88.84
Allocated under LTI 2021 program	110,036	227.62
As of December 31, 2021	724,463	€110.4

Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number and Weighted-Average Exercise Price of Share Options

The share options allocated and expected to be allocated to our Management Board as of the dates indicated are presented in the tables below.

	Share options (expected to be allocated)	Weighted-average exercise price (€)
Granted share options as of allocation date February 2020	248,096	€28.32
Granted phantom options as of allocation dates May 2021(2)	51,742	163.72
Estimated allocation date 2022(1)	38,674	229.00
Estimated allocation date 2023(1)	16,848	233.16
Estimated allocation date 2024(1)	16,680	235.52
Estimated allocation date 2025(1)	12,265	240.21
Estimated allocation date 2026(1)	7,314	246.18
As of December 31, 2021	391,619	€83.81

(1)
Valuation parameter derived from the Monte-Carlo simulation model.
(2)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

The share options allocated and expected to be allocated under the Management Board Grant were as follows:

Allocation date February 13, 2020	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	97,420	€28.32
Sean Marett	38,968	28.32
Dr. Sierk Poetting	38,968	28.32
Prof. Özlem Türeci, M.D.	38,968	28.32
Ryan Richardson	33,772	28.32

Allocation dates May 12 and May 17, 2021(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	17,780	€163.54
Sean Marett	7,112	163.54
Dr. Sierk Poetting	7,112	163.54
Prof. Özlem Türeci, M.D.	7,112	163.54
Ryan Richardson	6,163	163.54
Jens Holstein	6,463	164.96

(1)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled. Allocation date May 17, 2021 concerns Jens Holstein.

Estimated allocation date 2022(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	11,696	€229.00
Sean Marett	3,509	229.00
Dr. Sierk Poetting	8,577	229.00
Prof. Özlem Türeci, M.D.	1,949	229.00
Ryan Richardson	4,366	229.00
Jens Holstein	8,577	229.00

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2023(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,424	€233.16
Jens Holstein	8,424	233.16

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2024(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,340	€235.52
Jens Holstein	8,340	235.52

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2025(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	8,177	€240.21
Jens Holstein	4,088	240.21

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

Estimated allocation date 2026(1)	Share options outstanding (expected to be allocated)	Weighted-average exercise price (€)
Dr. Sierk Poetting	7,314	€246.18

(1)
Valuation parameters for estimated allocation dates derived from the Monte-Carlo simulation model.

The share options outstanding as of December 31, 2021, issued to the Management Board Grant were as follows:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
Prof. Ugur Sahin, M.D.	101,686	1,830,348	€10.14
Sean Marett	33,895	610,110	10.14
Dr. Sierk Poetting	33,895	610,110	10.14
Prof. Özlem Türeci, M.D.(1)	108,463	1,952,334	10.14
Ryan Richardson(2)	8,306	149,508	10.14

(1)
Options fully vested on March 16, 2019; however these options will not become exercisable until September 16, 2022.
(2)
Ryan Richardson was appointed to the Management Board as Chief Strategy Officer (CSO) and Managing Director on January 12, 2020. The share options granted on November 15, 2018, under the Employee Stock Ownership Plan were granted before his appointment to the Management Board. Options fully vested on October 10, 2019; however these options will not become exercisable until September 16, 2022.

Summary of Inputs Used in Measurement of Fair Value at Grant Date	The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021(2)	Allocation date May 17, 2021(2)	Estimated allocation date 2022
Weighted average fair value(1)	€10.83	€115.64	€91.66	€111.80
Weighted average share price(1)	€28.20	€164.34	€175.08	€227.62
Exercise price(1)	€28.32	€163.54	€164.96	€229.00
Expected volatility (%)	36.6%	47.2%	47.2%	43.7%
Expected life (years)(1)	4.8	4.6	4.6	5.8
Risk-free interest rate (%)	1.6%	1.5%	1.5%	1.5%

(1)
Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model.
(2)
Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Estimated allocation date 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026
Weighted average fair value(1)	€98.77	€90.31	€90.20	€82.31
Weighted average share price(1)	€227.62	€227.62	€227.62	€227.62
Exercise price(1)	€233.16	€235.52	€240.21	€246.18
Expected volatility (%)	45.3%	41.0%	42.9%	43.6%
Expected life (years)(1)	5.8	5.8	5.8	5.8
Risk-free interest rate (%)	1.5%	1.6%	1.6%	1.6%

(1)
Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model

Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Inputs Used in Measurement of Fair Value at Grant Date	The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:

Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.4
Risk-free interest rate (%)	1.5%

Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number and Weighted-Average Exercise Price of Share Options

Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted-average exercise price (€)
As of January 1, 2020	655,383	11,796,894	€10.38
Forfeited	(9,491)	(170,838)	10.78
As of December 31, 2020	645,892	11,626,056	10.23
As of January 1, 2021	645,892	11,626,056	10.23
Forfeited	(3,885)	(69,932)	10.14
As of December 31, 2021	642,007	11,556,124	€10.23

Summary of Inputs Used in Measurement of Fair Value at Grant Date

The inputs used in the measurement of the fair values at grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate (%)	0.1%	0.1%	0.1%	0.1%